Financial liabilities - Summary of Analysis of Derivative Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities [Line Items]
Carrying amount	€ 28,551	€ 48,244
Financial liabilities	248,491	375,358
Foreign Exchange Forward Contracts
Financial Liabilities [Line Items]
Carrying amount	49	19
Financial assets, fair value	49	19
Foreign Exchange Forward Contracts
Financial Liabilities [Line Items]
Financial liabilities		16
Fair value		16
Interest Rate Swap in Cash Flow Hedges
Financial Liabilities [Line Items]
Financial liabilities	1,681	4,386
Fair value	€ 1,681	€ 4,386